Goodwill - Summary of Goodwill Allocated to Segments (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Goodwill
Goodwill	£ 7,046	£ 10,552	£ 10,597
Pharmaceuticals [member]
Disclosure of Goodwill
Goodwill		4,228
Vaccines [member]
Disclosure of Goodwill
Goodwill		1,264
Consumer Healthcare [member]
Disclosure of Goodwill
Goodwill		£ 5,060
Research and Development [Member]
Disclosure of Goodwill
Goodwill	898
Commercial Operations [Member]
Disclosure of Goodwill
Goodwill	£ 6,148